Share-Based Payments - Summary Of Number Of Options Outstanding and Weighted Average Exercise Price (Details)	6 Months Ended
	Jun. 30, 2023 shares € / shares	Jun. 30, 2023 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Outstanding | € / shares	€ 6.52
Weighted average exercise price, Granted | $ / shares		$ 11.01
Weighted average exercise price, Exercised | € / shares	6.89
Weighted average exercise price, Forfeited | € / shares	9.96
Weighted average exercise price, Outstanding | € / shares	€ 7.33
Number of options, Outstanding	11,146,861	11,146,861
Number of options, Granted	4,558,729	4,558,729
Number of options, Exercised	(14,910)	(14,910)
Number of options, Forfeited	(1,724,516)	(1,724,516)
Number of options, Outstanding	13,966,164	13,966,164
July 6, 2031
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Outstanding | € / shares	€ 1.16
Number of options, Outstanding	4,174,706	4,174,706
November 22, 2032
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Outstanding | $ / shares		$ 10.00
Number of options, Outstanding	6,140,444	6,140,444
January 1 - June 5, 2033
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding	3,651,014	3,651,014
January 1 - June 5, 2033 | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Outstanding | $ / shares		$ 10.90
January 1 - June 5, 2033 | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Outstanding | $ / shares		$ 13.85